Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2024
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities
8.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Accrued payroll and welfare	149,779,684	147,072,840
Accrued marketing cost	34,322,591	26,351,904
Other tax payable	10,795,721	12,466,396
Deposits	10,450,774	9,309,174
Others	41,252,569	47,316,787
Total	246,601,339	242,517,101